DEFERRED INCOME TAX ASSETS/LIABILITIES - Income tax (expense) benefit (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DEFERRED INCOME TAX ASSETS/LIABILITIES
Current tax expense	$ (161)		$ (7,414)
Deferred tax benefit	(14,009)	$ 4,366	(1,072)
Income tax (expense) benefit	$ (14,170)	$ 4,366	$ (8,486)